Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Entity Central Index Key	0001026785
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,801,874